Summary of Amounts Recorded in Respect of Capital Leases with VIE Lessors (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2011
Flying Assets under Capital Lease
Variable Interest Entity [Line Items]
Carrying amounts	$ 20,776
Maximum exposure to loss	20,776
Capital Lease Obligations
Variable Interest Entity [Line Items]
Carrying amounts	$ 15,515